Schedule of increase / (decrease) in net earnings (Details)	Dec. 31, 2025	Dec. 31, 2024
Australian dollar [member]
IfrsStatementLineItems [Line Items]
Depreciates 10%
Appreciates 10%
Canadian dollar [member]
IfrsStatementLineItems [Line Items]
Depreciates 10%	(1,997)	78
Appreciates 10%	1,997	(78)
Euro [member]
IfrsStatementLineItems [Line Items]
Depreciates 10%	(35)	(9)
Appreciates 10%	35	9
British pound [member]
IfrsStatementLineItems [Line Items]
Depreciates 10%	(12)	(6)
Appreciates 10%	12	6
Indonesian rupiah [member]
IfrsStatementLineItems [Line Items]
Depreciates 10%	(10)	(268)
Appreciates 10%	10	268
Czech republic koruna [member]
IfrsStatementLineItems [Line Items]
Depreciates 10%	(20)	23
Appreciates 10%	20	(23)